Deferred Revenue, current and non-current	12 Months Ended
Dec. 31, 2014
Deferred Revenue, current and non-current [Abstract]
Deferred Revenue, current and non-current

8.       Deferred Revenue, Current and Non-Current

The amounts presented as current and non-current deferred revenue in the accompanying consolidated balance sheets as of December 31, 2014 and 2013 reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) deferred revenue resulting from free quantities of lubricants provided to the vessels as a benefit from the suppliers for entering into long term contracts with them. Deferred revenue under (b) above is amortized to Operating expenses according to the terms of the respective contracts. For 2014, 2013 and 2012, amortization of the deferred revenue from free lubricants amounted to $221, $107 and $112, respectively.

	2014	2013
Hires collected in advance	$441	$751
Deferred revenue from lubricants	50	271
Total	$491	$1,022
Less current portion	$(491)	$(972)
Non-current portion	$-	$50